Leases - Summary of Cash payments (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Financial Lease And Operating Lease By Lessee [Abstract]
Repayment of lease liabilities	kr (2,857)	kr (2,593)	kr (2,368)
Interest expense of the lease liabilities	(464)	(464)
Low-value asset not included in the measurement of the liabilities	(459)	(516)
Variable lease payments not included in the measurement of the lease liabilities	(284)	(278)
Total cash outflow	kr (4,064)	kr (3,851)